Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Goodwill [Abstract]
Key assumptions used in the estimation of the recoverable amounts	The values assigned to the key assumptions represent the Partnership's assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

	2020	2019	January 1, 2019
Discount rate	6.73%	8.25%	8.25%
Exit multiple	8.0	8.0	8.0
The following table shows the amount by which these two assumptions would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

	2020	2019	January 1, 2019
Discount rate	3.23%	1.31%	0.38%
Exit multiple	(1.7)	(0.7)	(0.2)